Common stock - Additional Information (Detail) - JPY (¥) ¥ in Millions			4 Months Ended
	Apr. 22, 2026	Feb. 02, 2026	Mar. 31, 2026
Cancellation of share treasury stock	47,016,600
Common Stock [Member]
Share repurchase period description		November 17, 2025 to March 31, 2026
Share repurchase			47,016,600
Share repurchase value			¥ 299,999,885,700
The Repurchase Plan [Member] | Common Stock [Member]
Number of shares to be repurchased		65,000,000
Total amount of shares to be repurchased		¥ 300,000